Ropes & Gray LLP

Three Embarcadero Center

San Francisco, California 94111-4006

December 16, 2011

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:          Schroder Series Trust (the “Trust”) (File Nos. 33-65632; 811-7840)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive forms of Prospectuses and Statement of Additional Information, each dated December 15, 2011, for Schroder Absolute Return EMD and Currency Fund, do not differ from those contained in the Trust’s most recent amendment to its registration statement, which was filed electronically with the Securities and Exchange Commission on December 14, 2011 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (415) 315-6366 with any questions or comments regarding this matter.

Kind regards,

/s/ Colleen B. Meyer, Esq.

Colleen B. Meyer, Esq.

cc:	Carin F. Muhlbaum, Esq.
Alan M. Mandel
Abby L. Ingber, Esq.
Angel Lanier
Timothy W. Diggins, Esq.